Consolidated Segment Data (Details) - Schedule of the Total Assets by Segment - USD ($)	Dec. 31, 2023		Dec. 31, 2022
Consolidated Segment Data (Details) - Schedule of the Total Assets by Segment [Line Items]
Total assets	$ 45,814,948		$ 61,166,974
Secured logistics [Member]
Consolidated Segment Data (Details) - Schedule of the Total Assets by Segment [Line Items]
Total assets	21,613,383		25,315,845
Robotics AI solutions [Member]
Consolidated Segment Data (Details) - Schedule of the Total Assets by Segment [Line Items]
Total assets	3,127,857		23,577,547
General security solutions [Member]
Consolidated Segment Data (Details) - Schedule of the Total Assets by Segment [Line Items]
Total assets	2,836,403		4,260,811
Corporate and others [Member]
Consolidated Segment Data (Details) - Schedule of the Total Assets by Segment [Line Items]
Total assets	18,035,342		7,397,254
Assets held for sale - Information security [Member]
Consolidated Segment Data (Details) - Schedule of the Total Assets by Segment [Line Items]
Total assets	$ 201,963	[1]	$ 615,517

[1]	As of December 31, 2023, the total assets for information security segment were presented as assets held for sale on the consolidated balance sheets.